Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Participant:)	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Credit Bond Index Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.86%	1.95%
Five Years	2.97%	3.42%
Ten Years	3.68%	4.10%